Note 5 - Transactions With Related Parties	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Transactions with Related Parties:

(a)

Central Mare– Executive Officers and Other Personnel Agreements:
On
September 1, 2010,
the Company entered into separate agreements with Central Mare, a related party affiliated with the family of Evangelos J. Pistiolis, pursuant to which Central Mare provides the Company with its executive officers and other administrative employees (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Executive Vice President).

The fees charged by Central Mare for the
six
month periods ended
June 30, 2018
and
2019
are as follows:

	Six Month Period Ended June 30,
	2018	2019	Presented in:
Executive officers and other personnel expenses	1,200	180	General and administrative expenses - Statement of comprehensive loss
Amortization of awarded shares	(17)	(17)	Management fees - related parties - Statement of comprehensive loss
Total	1,183	163

On
January 2, 2018,
the Company’s board of directors granted to the Chief Executive Officer a bonus of
$2,250
respectively, to be distributed at his own discretion to other executives.

(b)
Central Shipping Monaco SAM (“CSM”) – Letter Agreement and Management Agreements:
On
March 10, 2014,
the Company entered into a letter agreement, with CSM, a related party affiliated with the family of Evangelos J. Pistiolis, which detailed the services and fees for the management of the Company’s fleet.

The fees charged by and expenses relating to CSM for the period ended
June 30, 2018
are as follows:

	Six Months Ended June 30, 2018	Presented in:
Management fees	-	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	1,159	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	27	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	43	Vessel operating expenses -Statement of comprehensive loss
	15	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	113	Management fees - related parties -Statement of comprehensive loss
Financing fees	24	Short-term debt – Balance sheet
Commission for sale and purchase of vessels	1,749	Management fees - related parties -Statement of comprehensive loss
Commission on charter hire agreements	245	Voyage expenses - Statement of comprehensive loss
Performance incentive fee	1,250	Management fees - related parties -Statement of comprehensive loss
Total	4,625

For the period ended
June 30, 2018,
CSM charged the Company newbuilding supervision related pass-through costs amounting to
$386,
that are
not
included in the table above and are presented in Vessels, net / Advances for vessels acquisitions / under construction in the Company’s accompanying condensed consolidated condensed balance sheet.

On
January 1, 2019,
the Company terminated the letter agreement with CSM without incurring any penalties.

(c)
Central Shipping Inc (“CSI”) – Letter Agreement and Management Agreements:
On
January 1, 2019,
the Company entered into a letter agreement with CSI, a related party affiliated with the family of Evangelos J. Pistiolis, which detailed the services and fees for the management of the Company’s fleet.

The fees charged by and expenses relating to CSI for the period ended
June 30, 2019
are as follows:

	Six Months Ended June 30, 2019	Presented in:
Management fees	108	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	1,013	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	44	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	97	Vessel operating expenses -Statement of comprehensive loss
	164	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	120	Management fees - related parties -Statement of comprehensive loss
Financing fees	-	Short-term debt – Balance sheet
Commission for sale and purchase of vessels	-	Management fees - related parties -Statement of comprehensive loss
Commission on charter hire agreements	370	Voyage expenses - Statement of comprehensive loss
Performance incentive fee	-	Management fees - related parties -Statement of comprehensive loss
Total	1,916

For the period ended
June 30, 2019,
CSI charged the Company newbuilding supervision related pass-through costs amounting to
$463,
that are
not
included in the table above and are presented in Vessels, net / Advances for vessels acquisitions / under construction in the Company’s accompanying condensed consolidated balance sheet. .

(d)
Contribution of Series E Shares to Family Trading Inc (“Family Trading”):
On
March 29, 2019
the Company entered into a stock purchase agreement with Family Trading pursuant to which the Company exchanged the outstanding principal, fees and interest of the Further Amended Family Trading Credit Facility with
27,129
Series E Shares (defined below, also see Note
7
and
12
).

(e)   Charter Party with Central Tankers Chartering Inc (“Central Tankers Chartering”):
On
September 1, 2017
the Company entered into a time charter party with Central Tankers Chartering, a related party affiliated with the family of Evangelos J. Pistiolis, for the vessel M/T Eco Palm Desert delivered from Hyundai in
September 2018.
The time charter was for a firm period of
three
years at a daily rate of
$14,750
with
two
optional years at daily rates of
$15,250
and
$15,750
respectively, at Central Tankers Chartering’s option. The time charter carried a
1.25%
address commission payable to Central Tankers Chartering. In
April 2019
the Company terminated the a time charter party with Central Tankers Chartering without incurring any penalties and entered into a time charter agreement with Shell Tankers Singapore Private Limited (“Shell”) until
September 2020.
The time charter with Shell consists of a fixed amount per day plus a
50%
profit share for earned rates over the fixed amount.